ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Summary of Financial Trust Contracts (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2025 ARS ($)
Disclosure of trust activities [line items]
Balances	$ 23,437,619
GAS I
Disclosure of trust activities [line items]
Contract date	Dec. 06, 2006
Trust	GAS I
Maturity Date	Dec. 31, 2025
GAS II
Disclosure of trust activities [line items]
Contract date	May 14, 2009
Trust	GAS II
Maturity Date	Dec. 31, 2025
MILA III
Disclosure of trust activities [line items]
Contract date	Jun. 08, 2011
Trust	MILA III
Maturity Date	Dec. 31, 2025
MILA IV
Disclosure of trust activities [line items]
Contract date	Sep. 01, 2011
Trust	MILA IV
Maturity Date	Dec. 31, 2025
Financial trust contract [member] | Financial guarantee contracts | Banco de Galicia y Buenos Aires S.A.U. | GAS I
Disclosure of trust activities [line items]
Balances	$ 1,120,975
Financial trust contract [member] | Financial guarantee contracts | Banco de Galicia y Buenos Aires S.A.U. | GAS II
Disclosure of trust activities [line items]
Balances	22,140,545
Financial trust contract [member] | Financial guarantee contracts | Banco de Galicia y Buenos Aires S.A.U. | MILA III
Disclosure of trust activities [line items]
Balances	139,741
Financial trust contract [member] | Financial guarantee contracts | Banco de Galicia y Buenos Aires S.A.U. | MILA IV
Disclosure of trust activities [line items]
Balances	$ 36,358